SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash		$ 142,034
Accounts receivable		17,529
Prepaid expense	$ 33,809	8,362
Total current assets	110,242	385,034
Deposits	55,025	34,377
Fixed assets, net	617,267	662,184
Tenant improvements, net	872,060	577,781
Total assets	1,654,594	1,659,376
Accounts payable and accrued liabilities	1,539,524	775,653
Equipment loan- current portion	39,601	$ 39,805
Loans from related parties-current portion	(231,938)
Accounts payable to related parties	413,507	$ 55,532
Total current liabilities	2,966,060	994,610
Equipment loan	115,396	127,908
Notes payable	250,000	500,000
Total liabilities	4,873,264	2,539,527
Additional paid-in capital	10,875,648	5,616,294
Accumulated deficit	(14,098,130)	(6,498,035)
Total stockholders equity of the Company	(3,218,670)	(880,151)
Total stockholders equity to the Company	$ (3,218,670)	(880,151)	$ 309,208
As Previously Reported
Cash		157,692
Accounts receivable		34,562
Prepaid expense		9,362
Total current assets		418,725
Deposits		35,258
Fixed assets, net		1,129,151
Tenant improvements, net		523,915
Total assets		2,107,049
Accounts payable and accrued liabilities		910,251
Equipment loan- current portion		45,052
Loans from related parties-current portion		89,000
Total current liabilities		1,167,923
Notes payable to related party		200,000
Notes payable		700,000
Total liabilities		3,112,840
Accumulated deficit		(6,557,152)
Total stockholders equity of the Company		(939,268)
Non-controlling interest		(66,523)
Total stockholders equity to the Company		(1,005,791)
As Restated
Cash		(15,658)
Accounts receivable		(17,033)
Prepaid expense		(1,000)
Total current assets		(33,691)
Deposits		(881)
Fixed assets, net		(466,967)
Tenant improvements, net		53,866
Total assets		(447,673)
Accounts payable and accrued liabilities		(134,598)
Equipment loan- current portion		(5,247)
Loans from related parties-current portion		(89,000)
Total current liabilities		(173,313)
Notes payable to related party		(200,000)
Notes payable		(200,000)
Total liabilities		(573,313)
Accumulated deficit		59,117
Total stockholders equity of the Company		59,117
Non-controlling interest		66,523
Total stockholders equity to the Company		125,640
Error Correction
Cash		142,034
Accounts receivable		17,529
Prepaid expense		8,362
Total current assets		385,034
Deposits		34,377
Fixed assets, net		662,184
Tenant improvements, net		577,781
Total assets		1,659,376
Accounts payable and accrued liabilities		775,653
Equipment loan- current portion		$ 39,805
Loans from related parties-current portion
Total current liabilities		$ 994,610
Notes payable to related party
Notes payable		$ 500,000
Total liabilities		2,539,527
Accumulated deficit		(6,498,035)
Total stockholders equity of the Company		$ (880,151)
Non-controlling interest
Total stockholders equity to the Company		$ (880,151)